LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Aerospace & Defense - 3.6%
Axon Enterprise, Inc. (a)	3,045	$276,181
Mercury Systems, Inc. (a)	2,460	190,552
		466,733
Automobiles - 1.7%
Thor Industries, Inc.	2,230	212,430

Banks - 3.4%
Comerica, Inc.	4,610	176,332
Cullen/Frost Bankers, Inc.	1,905	121,825
Zions Bancorp N.A.	4,605	134,558
		432,715
Biotechnology - 10.2%
Charles River Laboratories International, Inc. (a)	1,545	349,865
Emergent BioSolutions, Inc. (a)	1,930	199,427
Exact Sciences Corp. (a)	2,145	218,682
Ligand Pharmaceuticals, Inc. (a)	1,990	189,687
Natera, Inc. (a)	2,470	178,433
Neogen Corp. (a)	2,055	160,804
		1,296,898
Building Products - 4.5%
Builders FirstSource, Inc. (a)	7,475	243,835
Trex Co., Inc. (a)	4,560	326,496
		570,331
Capital Markets - 1.4%
LPL Financial Holdings, Inc.	2,380	182,475

Chemicals - 2.5%
Compass Minerals International, Inc.	3,330	197,635
FMC Corp.	1,150	121,797
		319,432
Electronic Equipment & Instruments - 1.8%
Trimble, Inc. (a)	4,810	234,247

Food Products - 3.2%
Freshpet, Inc. (a)	3,625	404,731

Health Care Equipment & Supplies - 4.1%
NeoGenomics, Inc. (a)	6,405	236,280
STAAR Surgical Co. (a)	5,155	291,567
		527,847
Health Care Providers & Services - 2.8%
Medpace Holdings, Inc. (a)	1,955	218,471
Omnicell, Inc. (a)	1,790	133,642
		352,113
Hotels, Restaurants & Leisure - 3.7%
Churchill Downs, Inc.	1,215	199,041
Wingstop, Inc.	1,970	269,201
		468,242
Insurance - 4.4%
Kinsale Capital Group, Inc.	1,495	284,319
Palomar Holdings, Inc. (a)	2,690	280,406
		564,725
IT Consulting & Services - 1.6%
LiveRamp Holdings, Inc. (a)	3,970	205,527

Leisure Equipment & Products - 2.9%
Pool Corp.	1,100	367,994

Machinery - 4.4%
Colfax Corp. (a)	6,470	202,899
IDEX Corp.	885	161,433
Rexnord Corp.	6,845	204,255
		568,587
Media & Entertainment - 1.9%
Nexstar Media Group, Inc. - Class A	2,745	246,858

Metals & Mining - 1.3%
Teck Resources Ltd. - Class B (b)	12,010	167,179

Multiline Retail - 3.4%
Five Below, Inc. (a)	1,790	227,330
Ollie's Bargain Outlet Holdings, Inc. (a)	2,310	201,779
		429,109
Pharmaceuticals - 3.5%
Horizon Therapeutics PLC (a)(b)	4,445	345,288
Reata Pharmaceuticals, Inc. - Class A (a)	1,000	97,420
		442,708
Professional Services - 1.8%
Upwork, Inc. (a)	13,485	235,178

Real Estate Development - 1.9%
FirstService Corp. (b)	1,815	239,380

Real Estate Investment Trusts - 3.0%
First Industrial Realty Trust, Inc.	4,910	195,418
PotlatchDeltic Corp.	4,390	184,819
		380,237
Software - 15.8%
Appian Corp. (a)	4,430	286,842
Cloudera, Inc. (a)	18,400	200,376
Fair Isaac Corp. (a)	575	244,593
Five9, Inc. (a)	2,235	289,835
Guidewire Software, Inc. (a)	1,875	195,506
Mimecast Ltd. (a)(b)	4,750	222,870
OneSpan, Inc. (a)	7,875	165,060
Proofpoint, Inc. (a)	1,525	160,964
Q2 Holdings, Inc. (a)	1,585	144,647
RealPage, Inc. (a)	1,765	101,735
		2,012,428
Software & Services - 4.5%
Akamai Technologies, Inc. (a)	1,150	127,121
Envestnet, Inc. (a)	2,565	197,915
Medallia, Inc. (a)	9,295	254,869
		579,905
Thrifts & Mortgage Finance - 1.5%
Essent Group Ltd. (b)	5,045	186,715

Trading Companies & Distributors - 1.4%
Watsco, Inc.	795	185,148

TOTAL COMMON STOCKS
(Cost $8,688,616)		12,279,872

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.02% (c)	380,000	380,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.02% (c)	108,309	108,309

TOTAL SHORT-TERM INVESTMENTS
(Cost $488,309)		488,309

Total Investments - 100.0%		12,768,181
(Cost $9,176,925)
Liabilities in Excess of Other Assets - 0.0%		(1,980)
TOTAL NET ASSETS - 100.0%		$12,766,201

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of September 30, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,279,872	$–	$–	$12,279,872
Money Market Funds	488,309	–	–	488,309
Total Investments	$12,768,181	$–	$–	$12,768,181